Investment in affiliates (Details)	1 Months Ended	8 Months Ended	12 Months Ended
	Sep. 30, 2014	Aug. 31, 2014	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY (¥)
Investment in affiliates
Total investments				$ 12,362,155	¥ 85,830,444	¥ 34,732,868
Cost method investments				10,146,911	70,450,000	60,450,000
Private equity funds that the Company serves as general partner or fund manager
Investment in affiliates
Total investments				3,695,160	25,655,495	3,443,728
Juyuan
Investment in affiliates
Total investments				$ 1,467,104	¥ 10,186,105
Equity method investment, ownership percentage (in percentage)				64.00%	64.00%
Payments to acquire equity investments			¥ 10,000,000
Wuling Center
Investment in affiliates
Total investments				$ 1,379,924	¥ 9,580,813	¥ 10,081,898
Equity method investment, ownership percentage (in percentage)				1.10%	1.10%	1.10%
Changjiang Jupai
Investment in affiliates
Total investments				$ 1,239,563	¥ 8,606,286
Equity method investment, ownership percentage (in percentage)				40.00%	40.00%
Payments to acquire equity investments			8,000,000
Qihu
Investment in affiliates
Total investments				$ 813,410	¥ 5,647,506
Equity method investment, ownership percentage (in percentage)				30.00%	30.00%
Payments to acquire equity investments			¥ 4,500,000
Guojinwenying
Investment in affiliates
Total investments				$ 666,352	¥ 4,626,479	¥ 4,556,648
Equity method investment, ownership percentage (in percentage)				45.00%	45.00%	45.00%	45.00%	45.00%
Equity method investment, cost								¥ 4,500,000
Guochen
Investment in affiliates
Total investments				$ 625,583	¥ 4,343,426	¥ 4,607,703
Equity method investment, ownership percentage (in percentage)				8.30%	8.30%	8.30%
Hehui
Investment in affiliates
Total investments				$ 531,577	¥ 3,690,738	¥ 3,813,934
Equity method investment, ownership percentage (in percentage)				49.00%	49.00%	49.00%
Ownership percentage before sale of stock (in percentage)		65.00%
Ownership percentage disposed (in percentage)	16.00%
Ownership percentage after sale of stock (in percentage)			49.00%
Others
Investment in affiliates
Total investments				$ 1,943,482	¥ 13,493,596	¥ 8,228,957
Shanghai Yidezhao Equity Investment Center ("Yidezhao") | Guochen
Investment in affiliates
Equity method investment, ownership percentage (in percentage)							8.30%	8.30%
Equity method investment, cost							$ 408,563	¥ 2,500,000
Shanghai Yidezhen Equity Investment Center ("Yidezhen") | Wuling Center
Investment in affiliates
Equity method investment, ownership percentage (in percentage)				1.10%	1.10%
Shanghai Juxiang | Private equity funds of funds | Maximum
Investment in affiliates
Equity method investment, ownership percentage (in percentage)				4.00%	4.00%